Note Business Combination (Fair values of major classes of identifiable assets acquired and liabilities assumed - Recasted) (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Feb. 27, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition
Goodwill		$ 626,388		$ 465,676	$ 647,757
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted
Business Acquisition
Goodwill	[1]		$ 163,097
Core deposits intangibles	[1]		12,810
Other assets	[1]		626,177
Total assets	[1]		2,800,795
Total liabilities	[1]		2,800,795
FDIC Assisted Partial Acquisition Of Doral Bank | As previously reported
Business Acquisition
Goodwill	[2]		41,633
Core deposits intangibles	[2]		23,572
Other assets	[2]		626,177
Total assets	[2]		2,798,859
Total liabilities	[2]		2,798,859
FDIC Assisted Partial Acquisition Of Doral Bank | Loans | As recasted
Business Acquisition
Receivables	[1],[3]		1,518,574
FDIC Assisted Partial Acquisition Of Doral Bank | Loans | As previously reported
Business Acquisition
Receivables	[2]		1,665,756
FDIC Assisted Partial Acquisition Of Doral Bank | Receivable from the FDIC | As recasted
Business Acquisition
Receivables	[1],[3]		480,137
FDIC Assisted Partial Acquisition Of Doral Bank | Receivable from the FDIC | As previously reported
Business Acquisition
Receivables	[2]		441,721
FDIC Assisted Partial Acquisition Of Doral Bank | Deposits | As recasted
Business Acquisition
Liabilities	[1]		2,203,391
FDIC Assisted Partial Acquisition Of Doral Bank | Deposits | As previously reported
Business Acquisition
Liabilities	[2]		2,201,455
FDIC Assisted Partial Acquisition Of Doral Bank | Advances from the Federal Home Loan Bank | As recasted
Business Acquisition
Liabilities	[1]		547,187
FDIC Assisted Partial Acquisition Of Doral Bank | Advances from the Federal Home Loan Bank | As previously reported
Business Acquisition
Liabilities	[2]		547,187
FDIC Assisted Partial Acquisition Of Doral Bank | Other liabilities | As recasted
Business Acquisition
Liabilities	[1]		50,217
FDIC Assisted Partial Acquisition Of Doral Bank | Other liabilities | As previously reported
Business Acquisition
Liabilities	[2]		$ 50,217

[1]	Amounts reported include retrospective adjustments during the measurement period, in accordance with U.S. GAAP, related to the Doral Bank Transaction.
[2]	Amounts are presented as previously reported in the Form 10-Q as of September 30, 2015.
[3]	Balances recasted include a reclassification to the Receivable from the FDIC of approximately $38.4 million of loans that were subsequently determined to be excluded from the Doral Bank Transaction and repurchased by the FDIC.